Business Combinations (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bucyrus International, Inc. Y	Dec. 31, 2010 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc. Resource Industries	Aug. 31, 2011 Pyroban Group Limited Y	Dec. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 Customer relationships Bucyrus International, Inc. Y	Dec. 31, 2011 Intellectual property Bucyrus International, Inc. Y	Dec. 31, 2011 Other. Bucyrus International, Inc. Y
Acquired finite-lived intangible assets
Estimated fair value of asset /(liability)				$ 3,901		$ 3,901		$ 41		$ 2,337	$ 1,489	$ 75
Weighted-average useful life (in years)	20			14				15		15	12	4
Accumulated amortization	554	346	272	143						75	58	10
Amortization expense	233	76	61	143
Estimated aggregate amortization expense
2012	389			299
2013	382			299
2014	379			299
2015	373			290
2016	364			280
Thereafter	2,481			2,291
Goodwill acquired in business combination	5,026			4,616		4,616	4,616	23	23
Goodwill acquired in business combination, tax deductible							500
Pro forma results
Acquisition related cost				373
Nonrecurring expense related to fair value adjustment to acquisition-date inventory				303
Acceleration of stock compensation expense				25
Total Sales and revenues				62,281	46,239
Profit (loss)				5,401	2,385
Profit (loss) per common share (in dollars per share)				$ 8.37	$ 3.78
Profit (loss) per common share diluted (in dollars per share)				$ 8.11	$ 3.67
Percentage of equity acquired								100.00%
Purchase price of acquired entity						8,800		69
Net tangible assets acquired								$ 5